DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS	DESCRIPTION OF BUSINESS
Latch, Inc. (referred to herein, collectively with its subsidiaries, as “Latch” or the “Company”) is an enterprise technology company focused on revolutionizing the way people experience spaces by making spaces better places to live, work and visit. Latch has created a full-building operating system, LatchOS, that addresses the essential needs of modern buildings by streamlining building operations, enhancing the resident experience and enabling more efficient interactions with service providers.
On June 4, 2021 (the “Closing Date”), the Company consummated the previously announced merger pursuant to that certain Agreement and Plan of Merger, dated as of January 24, 2021 (the “Merger Agreement”), by and among the Company (formerly known as TS Innovation Acquisitions Corp. (“TSIA”)), Latch Systems, Inc. (formerly known as Latch, Inc. (“Legacy Latch”)) and Lionet Merger Sub Inc., a wholly owned subsidiary of TSIA (“Merger Sub”), pursuant to which Merger Sub merged with and into Legacy Latch, with Legacy Latch becoming a wholly owned subsidiary of the Company (the “Business Combination” and, collectively with the other transactions described in the Merger Agreement, the “Transactions”). In connection with the consummation of the Transactions (the “Closing”), the Company changed its name from TS Innovation Acquisitions Corp. to Latch, Inc. The “Post-Combination Company” following the Business Combination is Latch, Inc.
The Company is located and headquartered in New York, NY. Other offices operated by the Company are in: San Francisco, CA; Denver, CO; and Taipei, Taiwan. In May 2019, the Company incorporated Latch Taiwan, Inc., a wholly-owned subsidiary, in the state of Delaware. In October 2020, the Company incorporated Latch Insurance Solutions, LLC, a wholly owned subsidiary, in the state of Delaware. In September 2021, the Company incorporated Latch Systems Ltd, a wholly owned subsidiary, in England and Wales. The Company’s revenues are derived primarily from operations in North America.
The Business Combination
On January 24, 2021, TSIA entered into the Merger Agreement with Merger Sub and Legacy Latch. Legacy Latch’s board of directors unanimously approved Legacy Latch’s entry into the Merger Agreement.
On June 3, 2021, TSIA held a special meeting of its stockholders (the “Special Meeting”), at which the TSIA stockholders considered and adopted, among other matters, a proposal to approve the Business Combination, including (a) adopting the Merger Agreement and (b) approving the other Transactions contemplated by the Merger Agreement.
On June 4, 2021, the Company consummated the Business Combination and the other Transactions (the “Closing”). The following occurred upon the Closing:
•The mandatory conversion feature upon a business combination was triggered for the Convertible Notes described in Note 9, Debt, causing a conversion of the $50.0 million outstanding principal amount of these Convertible Notes and any unpaid accrued interest into equity securities at a specified price. The noteholders received approximately 6.9 million shares of common stock in the Post-Combination Company. Also, the embedded derivative related to the Convertible Notes was extinguished as part of the Closing.
•The 71.1 million outstanding shares of redeemable convertible preferred stock described in Note 12, Convertible Preferred Stock and Equity, were exchanged for 63.8 million shares of common stock in the Post-Combination Company.
•Legacy Latch repaid in full the outstanding principal and accrued interest on the term loan, described in Note 9, Debt, in the total amount of $5.0 million. The embedded derivative in the warrants issued in connection with the term loan was extinguished as part of the Closing.
•Holders of 5,916 shares of TSIA’s Class A common stock sold in its initial public offering (the “Initial Shares”) properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from TSIA’s initial public offering (the “TSIA IPO”), calculated as of two business days prior to the consummation of the Business Combination, which was approximately $10.00 per share, or approximately $0.06 million in the aggregate.
•The shares of TSIA Class B common stock held by TS Innovation Acquisitions Sponsor, L.L.C. (“Sponsor”) automatically converted to 7.4 million shares of common stock in the Post-Combination Company. Of the 7.4 million shares of common stock held by the Sponsor, 0.7 million are subject to vesting under certain conditions (the “Sponsor Earnout Shares”), including that the volume-weighted average price of the Post-Combination Company equals or exceeds $14.00 for any 20 trading days within a 30 trading day period on or prior to the five year anniversary of the Closing.
•Pursuant to subscription agreements entered into in connection with the Merger Agreement, certain investors agreed to subscribe for an aggregate of approximately 19.3 million newly-issued shares of common stock at a purchase price of $10.00 per share for an aggregate purchase price of approximately $192.6 million (the “PIPE Investment”). The PIPE Investment included approximately 0.3 million newly issued shares of common stock at a purchase price of $10.00 per share for an aggregate purchase price of $2.6 million that was used to fund a cash election (see Note 14, Stock-Based Compensation). At the Closing, the Company consummated the PIPE Investment.
•After giving effect to the Transactions, the redemption of Initial Shares as described above and the consummation of the PIPE Investment, there were approximately 140.5 million shares of common stock issued and outstanding (excluding the Sponsor Earnout Shares).
As noted above, an aggregate of $0.06 million was paid from TSIA’s trust account to holders that properly exercised their right to have Initial Shares redeemed, and the remaining balance immediately prior to the Closing of approximately $300.0 million remained in the trust account. The remaining amount in the trust account was used to fund the Business Combination. Latch received approximately $450.0 million in cash proceeds, net of fees and expenses funded in connection with the Closing of the Business Combination, which included approximately $192.6 million from the PIPE Investment mentioned above.
The following table reconciles the elements of the Business Combination to the Consolidated Statement of Cash Flows and the Consolidated Statement of Redeemable Convertible Preferred Stock and Stockholders’ Equity for the year ended December 31, 2021.

Cash - TSIA trust and cash, net of redemptions	$300,122
Cash - PIPE Investment including cash election	192,550
Less: transaction costs and advisory fees paid	(36,783)
Less: Cash election payment	(2,313)
Less: issuance and other costs paid	(5,621)
Net proceeds from Business Combination	447,955
Less: Accrued issuance costs	—
Less: Private placement warrants received as part of Business Combination	(13,872)
Plus: Prepaid expenses received as part of Business Combination	510
Reverse recapitalization, net of transaction costs	$434,593
As a result of the Business Combination, each share of Legacy Latch redeemable convertible preferred stock and common stock was converted into the right to receive approximately 0.8971 shares of the common stock of the Post-Combination Company (the “Exchange Ratio”).
Based on the following factors, the Company determined under the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 805, Business Combinations, that the Business Combination was a reverse recapitalization.
•Legacy Latch stockholders owned approximately 60.0% of the shares in the Post-Combination Company, and thus had sufficient voting rights to exert influence over the Post-Combination Company.
•Legacy Latch appointed a majority of the Post-Combination Company’s board of directors and maintained a majority of the composition of management.
•Legacy Latch was the larger entity based on historical revenues and business operations and comprised the ongoing operations of the Post-Combination Company.
•The Post-Combination Company assumed the name “Latch, Inc.”
The accounting for the transaction was similar to that resulting from a reverse acquisition, except that goodwill or other intangibles were not recognized, and the transaction was followed by a recapitalization.
In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, par value $0.0001 per share, issued to Legacy Latch’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Latch redeemable convertible preferred stock and Legacy Latch common stock prior to the Business Combination have been retroactively recast as shares reflecting the Exchange Ratio of 0.8971 established in the Business Combination.
Post-Combination Company common stock and warrants commenced trading on the Nasdaq Stock Market LLC under the symbols “LTCH” and “LTCHW,” respectively, on June 7, 2021.
COVID-19
In March 2020, the outbreak of COVID-19 was declared a pandemic. The COVID-19 pandemic disrupted and may continue to disrupt the Company’s hardware deliveries due to delays in construction timelines at customers’ building sites. In addition, the COVID-19 pandemic resulted in a global slowdown of economic activity and a recession in the United States, and the economic situation remains fluid as parts of the economy appear to be recovering while others continue to struggle. COVID-19 has also affected our supply chain consistent with its effect across many industries, including creating shipping and logistics challenges. We expect these impacts, including potential delayed product availability and higher component and shipping costs, to continue for as long as the global supply chain is experiencing these challenges. We continue to invest in supply chain initiatives to address industry-wide capacity challenges. While the nature of the situation is dynamic, the Company has considered the impact when developing its estimates and assumptions. Actual results and outcomes may differ from management’s estimates and assumptions.
In the first quarter of 2020, the Company initiated a restructuring plan as part of its efforts to reduce operating expenses and preserve liquidity due to the uncertainty and challenges stemming from the COVID-19 pandemic. The Company incurred costs in connection with involuntary termination benefits associated with a reduction in force (the “RIF”), which involved an approximate 25% reduction in headcount, including severance and benefits costs for affected employees and other miscellaneous direct costs. As a result of its strong performance in 2020 and 2021, the Company rehired some of the staff that was terminated at the outset of the pandemic. Restructuring cost of $1.1 million was recorded for the year ended December 31, 2020, principally in research and development, sales and marketing, and general and administrative within the Consolidated Statements of Operations and Comprehensive Loss based on the department to which the expense relates. All amounts have been paid as of December 31, 2021.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted to provide certain relief in response to the COVID-19 pandemic. The CARES Act includes numerous tax provisions and other stimulus measures (see Note 15, Income Taxes). Among the various provisions in the CARES Act, the
Company is utilizing the payroll tax deferrals. In the second quarter of 2020, the Company received and repaid $3.4 million in loans under the CARES Act.